Risk management (Details 5) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	[1]	$ 1,523	$ (1,640)	$ 2,320	$ 781
B R L [Member]
IfrsStatementLineItems [Line Items]
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2022		382,618		382,618
Hedging instruments [member]
IfrsStatementLineItems [Line Items]
Ending balance						$ 65,472
Non Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Beginning balance				62,119
Additional hedging relationships designated, designations revoked and hedging instruments re-designated				15,874
Exports affecting the statement of income				(3,547)
Principal repayments / amortization				(8,974)
Ending balance		65,472		65,472
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2022		79,394		79,394
Non Derivative Financial Instruments [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Ending balance			$ 315,523		$ 315,523
Beginning balance				324,121
Additional hedging relationships designated, designations revoked and hedging instruments re-designated				80,388
Exports affecting the statement of income				(18,145)
Principal repayments / amortization				(45,515)
Foreign exchange gain (loss)				(25,326)
Ending balance		$ 315,523		$ 315,523

[1]	For more information, see notes 27.3a and 27.3c.